Expense Example - PUTNAM INCOME FUND	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 472
Expense Example, with Redemption, 3 Years	647
Expense Example, with Redemption, 5 Years	837
Expense Example, with Redemption, 10 Years	1,386
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,679
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	422
Expense Example, with Redemption, 3 Years	650
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,600
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,320
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	728
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	691
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 605